Financial Instruments - Maturity Dates for Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 1,079	$ 1,418
Accrued liabilities	4,525	3,534
Long-term debt	18,819	10,799
Other long-term liabilities	9,302	8,686
Interest and other financing expense	673	691	$ 670
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	18,909	$ 10,859
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,400
Less than 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	1,079
Accrued liabilities	4,525
Other long-term liabilities	263
Lease payments included In liablities	255
Less than 1 year | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,400
Interest and other financing expense	1,024
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	941
1 to less than 2 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Other long-term liabilities	187
Lease payments included In liablities	187
1 to less than 2 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	941
Interest and other financing expense	951
2 to less than 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Other long-term liabilities	405
Lease payments included In liablities	405
2 to less than 5 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	7,494
Interest and other financing expense	1,978
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,074
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Other long-term liabilities	617
Lease payments included In liablities	617
Thereafter | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	8,074
Interest and other financing expense	$ 3,574